Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 47,396	$ 46,805
Receivables, net of allowance for bad debts of $2.0 million (2023: $1.6 million)	75,168	56,234
Prepaid expenses and other assets	4,576	4,348
Advances and deposits	2,029	6,833
Inventories	13,208	12,558
Total current assets	142,377	126,778
Non-current assets
Investments and other assets, net	9,950	11,186
Vessels and vessel equipment, net	557,592	524,044
Deferred drydock expenditures, net	15,130	12,022
Advances for ballast water treatment and scrubber systems	4,187	9,587
Deferred finance fees, net	3,280	2,835
Operating lease, right-of-use asset	9,514	4,499
Total non-current assets	599,653	564,173
TOTAL ASSETS	742,030	690,951
Current liabilities
Accounts payable	13,402	2,016
Accrued expenses and other liabilities	18,745	18,265
Deferred revenue	0	347
Accrued interest on debt and finance leases	646	939
Current portion of long-term debt	0	6,436
Current portion of finance lease obligations	0	2,029
Current portion of operating lease obligations	7,887	3,807
Total current liabilities	40,680	33,839
Non-current liabilities
Non-current portion of long-term debt	44,176	39,590
Non-current portion of finance lease obligations	0	41,614
Non-current portion of operating lease obligations	1,462	510
Other non-current liabilities	954	954
Total non-current liabilities	46,592	82,668
TOTAL LIABILITIES	87,272	116,507
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	439	433
Additional paid in capital	472,910	471,216
Treasury stock	(15,636)	(15,636)
Retained earnings	160,002	81,388
Total stockholders' equity	617,715	537,401
Total redeemable preferred stock and stockholders' equity	654,758	574,444
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 742,030	$ 690,951